Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 2,670	$ 2,594	$ 5,788	$ 5,913
Expenses
Energy supply costs	713	787	1,722	2,099
Operating expenses	739	713	1,505	1,454
Depreciation and amortization	480	440	947	876
Total expenses	1,932	1,940	4,174	4,429
Operating income	738	654	1,614	1,484
Other income, net (Note 11)	65	64	138	133
Finance charges	347	323	683	638
Earnings before income tax expense	456	395	1,069	979
Income tax expense	69	49	170	149
Net earnings	387	346	899	830
Net earnings attributable to:
Non-controlling interests	38	35	73	66
Preference equity shareholders (Note 8)	18	17	36	33
Net earnings attributable to common equity shareholders	331	294	790	731
Net earnings	$ 387	$ 346	$ 899	$ 830
Earnings per common share (Note 12)
Basic (CAD per share)	$ 0.67	$ 0.61	$ 1.60	$ 1.51
Diluted (CAD per share)	$ 0.67	$ 0.61	$ 1.60	$ 1.51